LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Schedule of Expected Future Benefits
These amounts do not include amounts that might be paid to employees that will cease working for the Israeli company before their normal retirement age.

Year	Amount
2018	$1,142
2019	267
2020	54
2021	54
2022	13
Thereafter (through 2027)	816
$2,346